Annual Total Returns- DWS International Growth Fund (Class ACRR6IS) [BarChart] - Class ACRR6IS - DWS International Growth Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	13.28%	(15.05%)	17.87%	25.85%	(1.89%)	(1.92%)	0.04%	25.10%	(17.11%)	31.21%